Exploration and Evaluation Interests - Eskay Creek Property (Details)				12 Months Ended
	Dec. 18, 2023 CAD ($)	Jul. 07, 2023 CAD ($) item	Oct. 02, 2020 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 30, 2022 CAD ($)	Oct. 28, 2022 CAD ($) shares	Sep. 23, 2022 CAD ($)
Exploration And Evaluation Interests [Line Items]
Exploration or development expenditure				$ 146,922,000	$ 91,855,000
Percentage of net smelter return royalty			1.00%
Percentage of right to purchase interest retained			0.50%
Eskay
Exploration And Evaluation Interests [Line Items]
Amount of E & E assets carrying value reclassified to property plant and equipment				91,899,000
Barrick
Exploration And Evaluation Interests [Line Items]
Cash consideration			$ 17,500,000						$ 17,500,000
Retention period of right to purchase interest			24 months
Barrick | Maximum
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty			2.00%
Tudor Transaction
Exploration And Evaluation Interests [Line Items]
Cash obligation recognized as of acquisition date				1,400,000
Franco Nevada Corporation | Eskay
Exploration And Evaluation Interests [Line Items]
Percentage of NSR Royalty sold	1.00%
Cash consideration from sale of productive assets	$ 56,000,000						$ 27,000,000
Contingent consideration from sale of productive assets							$ 1,500,000
Franco Nevada Corporation | Eskay | Minimum
Exploration And Evaluation Interests [Line Items]
Contingent consideration from sale of productive assets	3,000,000
Franco Nevada Corporation | Eskay | Maximum
Exploration And Evaluation Interests [Line Items]
Contingent consideration from sale of productive assets	$ 4,500,000
Eskay
Exploration And Evaluation Interests [Line Items]
Exploration or development expenditure				133,163,000	$ 87,548,000
Earthworks for certain infrastructure				35,717,000		$ 15,334,000
Sale of productive assets transaction cost				$ 90,000
Eskay | Barrick | Minimum
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty			1.00%
Eskay | Eskay Mining Corp.
Exploration And Evaluation Interests [Line Items]
Cash consideration		$ 4,000,000
Mineral claims surrounding | item		5
Percentage of net smelter return royalty		2.00%
Percentage of SNR that can be repurchase		1.00%
Consideration for SNR repurchased		$ 2,000,000
Eskay North | Tudor Transaction
Exploration And Evaluation Interests [Line Items]
Cash consideration								$ 1,400,000
Number of common shares | shares								231,404